Financial Instruments and Financial Risk Management - Summary Of Contractual Cash Flows (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Accounts Payable and Accrued Liabilities [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	$ 41,902
Accounts Payable and Accrued Liabilities [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	41,902
Accounts Payable and Accrued Liabilities [Member] | 1 to 3 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	0
Notes Payable, Other Payables [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	6,000
Notes Payable, Other Payables [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	2,000
Notes Payable, Other Payables [Member] | 1 to 3 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	4,000
Notes Payable Related Party [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	12,011
Notes Payable Related Party [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	12,011
Other Noncurrent Liabilities [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	130,000
Other Noncurrent Liabilities [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	0
Other Noncurrent Liabilities [Member] | 3 to 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	130,000
Operating Lease Liability [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	40,150
Operating Lease Liability [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	5,480
Operating Lease Liability [Member] | 1 to 3 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	10,681
Operating Lease Liability [Member] | 3 to 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	9,764
Operating Lease Liability [Member] | 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	14,225
Finance Lease Liability [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	55,907
Finance Lease Liability [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	6,964
Finance Lease Liability [Member] | 1 to 3 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	12,899
Finance Lease Liability [Member] | 3 to 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	11,375
Finance Lease Liability [Member] | 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	24,669
Construction Finance Liability [Member]
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	82,047
Construction Finance Liability [Member] | 1 Year
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	0
Construction Finance Liability [Member] | 1 to 3 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	0
Construction Finance Liability [Member] | 3 to 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	61,071
Construction Finance Liability [Member] | 5 Years
Disclosure Of Contractual Cash Flows [Line Items]
Contractual Obligation	$ 20,977